Loan Principal and Financing Service Fee Receivables - Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables (Detail) - Consumer Portfolio Segment [Member] - Uncollateralized [Member]
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	¥ 198,109,838		¥ 410,936,982
Current	2,440,895,051		4,378,759,256
Total	2,639,004,889	$ 414,117,453	4,789,696,238
Financing Receivables, 1 to 30 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	43,935,291		52,781,542
Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	33,536,939		47,422,054
Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	29,620,946		55,848,138
Financing Receivables, 91 to 120 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	27,904,847		68,498,711
Financing Receivables, 121 to 150 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	29,486,766		83,947,214
Financing Receivables, 151 to 180 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	33,625,049		102,439,323
Loan Principal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	195,711,690		405,719,891
Current	2,399,252,995		4,307,995,865
Total	2,594,964,685	407,206,584	4,713,715,756
Loan Principal [Member] | Financing Receivables, 1 to 30 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	43,284,767		51,672,697
Loan Principal [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	32,715,863		45,870,724
Loan Principal [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	28,694,398		53,291,222
Loan Principal [Member] | Financing Receivables, 91 to 120 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	27,904,847		68,498,711
Loan Principal [Member] | Financing Receivables, 121 to 150 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	29,486,766		83,947,214
Loan Principal [Member] | Financing Receivables, 151 to 180 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	33,625,049		102,439,323
Financing Service Fee Receivables [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	2,398,148		5,217,091
Current	41,642,056		70,763,391
Total	44,040,204	$ 6,910,869	75,980,482
Financing Service Fee Receivables [Member] | Financing Receivables, 1 to 30 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	650,524		1,108,845
Financing Service Fee Receivables [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	821,076		1,551,330
Financing Service Fee Receivables [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	¥ 926,548		¥ 2,556,916